Summary of Material Accounting Policies (Details) - Schedule of Write off the Cost of Assets Using the Straight-Line Method	12 Months Ended
Dec. 31, 2023
Buildings [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Cost of asset	25 years
Tanks [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Cost of asset	50 years
Installations [Member] | Bottom of Range [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Cost of asset	20 years
Installations [Member] | Top of Range [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Cost of asset	25 years
Other Equipment [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Cost of asset	5 years